Operating lease and other commitments (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Operating lease right-of-use assets
(amounts in dollars)	Operating lease right-of-use asset
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(130,614)
Balances as of June 30, 2020	$149,096

Schedule of Operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(139,580)
Other	5,373
Balances as of June 30, 2020	$156,998
Lease liability due within one year	$54,643
Lease liability long term	$102,355